[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo (reg.sm)]
American
Century

International Growth Fund

This profile  summarizes key information  about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

  [photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                                   July 26, 1999

                                                                  INVESTOR CLASS

 You may obtain the Prospectus and other  information  about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
   Investor Centers. See the back cover for additional telephone numbers and our address.

INTERNATIONAL GROWTH FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    International Growth seeks capital growth by investing primarily in foreign equity securities of issuers in developed countries.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers use a growth investment strategy developed by American Century to invest in stocks of foreign companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth. Ideally, the fund managers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

    The managers use a bottom-up approach to select stocks to buy for the fund. That means they first look for strong, growing companies to invest in, rather than allocating investments by country or region or simply buying any company in a growing industry or sector. The fund managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or decide to continue to hold the stocks of companies they believe will be able to sustain their growth and to sell stocks of companies whose growth begins to slow down.

    In addition to locating strong companies with earnings and revenue growth, the fund managers believe that it is important to diversify the fund's holdings across different countries and geographical regions to attempt to manage the risks of an international portfolio. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations, and tax considerations when making investments.

    The fund managers do not attempt to time the market. Instead, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally.

    International Growth will have at least 65% of its assets invested at all times in equity securities of issuers in developed countries. The fund considers developed countries to include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom and the United States.

    Additional information about International Growth's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * The value of International Growth's shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    * As with all funds, at any given time the value of your shares of International Growth may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    * Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. stocks. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information; less developed trading markets; less


International Growth                               American Century Investments


    developed regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States. In addition, foreign securities are subject to currency risk, meaning that because the fund's investments are generally held in foreign currencies, the fund could experience gains or losses based solely on a change in the exchange rate between the fund's foreign currencies and the U.S. dollar.

    In summary, International Growth is intended for investors who find foreign securities an appropriate investment and who are willing to accept the risk associated with the fund's investment strategy. An investment in the fund is not appro-priate for investors who are unable to tolerate fluctuations in the value of their investment.

    Fund Performance

    The following bar chart shows the actual performance of International Growth's Investor Class shares for each calendar year since the fund's inception on May 9, 1991. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[data shown in bar chart]
   Calendar Year-By-Year Returns (1)
       1998     19.01%
       1997     19.72%
       1996     14.43%
       1995     11.89%
       1994     -4.76%
       1993     42.65%
       1992     4.84%

        (1) As of June 30, 1999, the end of the most recent calendar quarter, International Growth's year-to-date return was 7.10%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
                              -------                 ------
    International Growth      18.32% (4Q 1993)        -17.94% (3Q 1998)

    The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The Morgan Stanley Capital International Europe, Australia, Far East (EAFE) Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                                      1 YEAR       5 YEARS      LIFE OF FUND(1)
                                      ------       -------      ---------------

     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED JUNE 30, 1999)
     ---------------------------------------------------------
         International Growth         1.25%        13.76%           14.75%

         MSCI EAFE Index              7.62%         8.21%         8.46%(2)

        (1 )The inception date for International Growth is May 9, 1991.

        (2 )Benchmark from April 30, 1991.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.


     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     ---------------------------------------------
               Management Fee                                    1.33%(1)

               Distribution and Service (12b-1) Fees             None

               Other Expenses(2)                                 0.00%

               Total Annual Fund Operating Expenses              1.33%

        (1 )Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2 )Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, were less than 0.005% for the most recent fiscal year.


International Growth                                              Fund Profile


           EXAMPLE

             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                        1 year      3 years      5 years      10 years

                        $135         $420         $725         $1,592

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.


5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the International Growth team:

    HENRIK  STRABO,   Senior  Vice  President  and  Chief  Investment   Officer,
    International Equities, has been a member of the team that manages International Growth since April 1994. He joined American Century in 1993 as an Investment Analyst and was promoted to Portfolio Manager in April 1994. He has a bachelor's degree in business from the University of Washington.

    MARK S. KOPINSKI, Senior Vice President and Portfolio Manager, has been a member of the team that manages International Growth since rejoining American Century in April 1997. Before rejoining American Century, he served as Vice President and Portfolio Manager at Federated Investors, Inc. from June 1995 to March 1997. Prior to 1995, he served as Vice President and a member of the team that managed International Growth and International Discovery. He has a bachelor's degree in business administration from Monmouth College and an MA in Asian studies from the University of Illinois.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    * Complete and return the enclosed application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in International Growth for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    International Growth pays distributions of substantially all of its income once a year, usually in December. Distributions from realized capital gains are paid twice a year, usually in March and December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Fund shareholders also may be able to claim a foreign tax credit for any foreign income taxes paid by the fund. Distributions are reinvested automatically in additional shares unless you choose another option.


International Growth                               American Century Investments


9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

     * telephone transactions
     * wire and electronic funds transfers
     * 24-hour Automated Information Line transactions
     * 24-hour online Internet account access and transactions

    You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information  contained in the services  guide pertains to  shareholders  who
    invest   directly   with   American   Century   rather   than   through   an
    employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.


International Growth                                               Fund Profile


--------------------------------------------------------------------------------
[american century logo (reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

Visit our Web site at   WWW.AMERICANCENTURY.COM


SH-PRF-16952   9907                                   Funds Distributor, Inc.

[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo (reg.sm)]
American
Century

Global Growth Fund

This profile  summarizes key information  about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

  [photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                                   July 26, 1999

                                                                  INVESTOR CLASS

 You may obtain the Prospectus and other information about the fund at no cost by calling 8us at 1-800-345-2021, accessing our Web site or visiting one of our
  Investor Ce8nters. See the back cover for additional telephone numbers and our
              8                                                         address.


GLOBAL GROWTH FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Global Growth seeks capital growth by investing primarily in equity securities of issuers in developed countries worldwide, including the United States.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers use a growth investment strategy developed by American Century to invest in stocks of U.S. and foreign companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth. Ideally, the fund managers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

    The managers use a bottom-up approach to select stocks to buy for the fund. That means they first look for strong, growing companies to invest in, rather than allocating investments by country or region or simply buying any company in a growing industry or sector. The fund managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or decide to continue to hold the stocks of companies they believe will be able to sustain their growth and to sell stocks of companies whose growth begins to slow down.

    In addition to locating strong companies with earnings and revenue growth, the fund managers believe that it is important to diversify the fund's holdings across different countries and geographical regions to attempt to manage the risks of an international portfolio. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations, and tax considerations when making investments.

    The fund managers do not attempt to time the market. Instead, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally.

    Global Growth will have at least 65% of its assets invested at all times in equity securities of issuers in developed countries. The fund considers developed countries to include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

    Additional information about Global Growth's investments is available in its semiannual report. In this report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get this report at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * The value of Global Growth's shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    * As with all funds, at any given time the value of your shares of Global Growth may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    * Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. stocks. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information; less developed trading markets; less developed regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States. In addition, foreign securities are subject to currency risk, meaning that because the fund's investments are generally held in foreign currencies, the fund could experience gains or losses based solely on a change in the exchange rate between the fund's foreign currencies and the U.S. dollar.


Global Growth                                 American Century Investments


     In summary, Global Growth is intended for investors who find U.S. and foreign growth securities an appropriate investment and who are willing to accept the risk associated with the fund's investment strategy. An investment in the fund is not appropriate for investors who are unable to tolerate fluctuations in the value of their investment.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.


     ANNUAL FUND OPERATING EXPENSES

     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

        Management Fee                                              1.30%(1)

        Distribution and Service (12b-1) Fees                       None

        Other Expenses(2)                                           0.00%

        Total Annual Fund Operating Expenses                        1.30%

        (1 )The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2 )Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, are expected to be less than 0.005% for the current fiscal year.

           EXAMPLE

             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                             1 year               3 years

                              $132                 $410

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Global Growth team:

    HENRIK STRABO, Senior Vice President and Chief Investment Officer, International Equities, has been a member of the team that manages Global Growth since its inception in December 1998. He joined American Century in 1993 as an Investment Analyst and was promoted to Portfolio Manager in April 1994. He has a bachelor's degree in business from the University of Washington.

    BRADLEY AMOILS, Portfolio Manager, has been a member of the team that manages Global Growth since its inception in December 1998. He joined American Century in July 1997 as an Investment Analyst and was promoted to Portfolio Manager in November 1998. Prior to joining American Century, he served as a Securities Analyst for Oppenheimer Funds from January 1996 to June 1997 and an Analyst at Clay Finlay Asset Management from March 1995 to December 1995. He has a bachelor of science and doctorate of medicine from the University of Witwatersrand-Johannesburg-South Africa and an MBA from Columbia University Graduate School of Business.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    * Complete and return the enclosed application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.


Global Growth                                                  Fund Profile


7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Global Growth for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Global Growth pays distributions of substantially all of its income once a year, usually in December. Distributions from realized capital gains are paid twice a year, usually in March and December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Fund shareholders also may be able to claim a foreign tax credit for any foreign income taxes paid by the fund. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

     * telephone transactions
     * wire and electronic funds transfers
     * 24-hour Automated Information Line transactions
     * 24-hour online Internet account access and transactions

    You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information  contained in the services  guide pertains to  shareholders  who
    invest   directly   with   American   Century   rather   than   through   an
    employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo (reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

Visit our Web site at   WWW.AMERICANCENTURY.COM


SH-PRF-16954   9907                                   Funds Distributor, Inc.

[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo (reg.sm)]
American
Century

Emerging Markets Fund

This profile  summarizes key information  about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

  [photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                                   July 26, 1999

                                                                  INVESTOR CLASS

 You may obtain the Prospectus and other  information  about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
   Investor Centers. See the back cover for additional telephone numbers and our address.

EMERGING MARKETS FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Emerging Markets seeks capital growth by investing primarily in equity securities of emerging market companies.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers use a growth investment strategy developed by American Century to invest in stocks of emerging market companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth. Ideally, the fund managers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

    The managers use a bottom-up approach to select stocks to buy for the fund. That means they first look for strong, growing companies to invest in, rather than allocating investments by country or region or simply buying any company in a growing industry or sector. The fund managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or decide to continue to hold the stocks of companies they believe will be able to sustain their growth and to sell stocks of companies whose growth begins to slow down.

    In addition to locating strong companies with earnings and revenue growth, the fund managers believe that it is important to diversify the fund's holdings across different countries and geographical regions to attempt to manage the risks of an international portfolio. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctua- tions, and tax considerations when making investments.

    The fund managers do not attempt to time the market. Instead, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally.

    Emerging Markets will have at least 65% of its assets invested at all times in equity securities of companies located in emerging market countries and companies that derive a significant portion of their business from emerging market countries. The fund considers emerging market countries to include all countries except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand,
    Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom and the United States.

    Additional information about Emerging Markets' investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * The value of Emerging Markets' shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    * As with all funds, at any given time the value of your shares of Emerging Markets may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


Emerging Markets                               American Century Investments


    * Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. stocks. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information; less developed trading markets; less developed regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States. In addition, foreign securities are subject to currency risk, meaning that because the fund's investments are generally held in foreign currencies, the fund could experience gains or losses based solely on a change in the exchange rate between the fund's foreign currencies and the U.S. dollar.

    * Investing in emerging market companies is also riskier than investing in foreign securities generally. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' financial markets, resulting in significant volatility to the fund's investments. These countries also may lack the legal, business and social framework to support securities markets.

    In summary, Emerging Markets is intended for investors who find foreign securities an appropriate investment and who are willing to accept the increased risk of investing in emerging market companies. An investment in the fund is not appropriate for investors who are unable to tolerate rapid fluctuations in the value of their investment.

    Fund Performance

    The following bar chart shows the actual performance of Emerging Markets' Investor Class shares for each calendar year since the fund's inception on September 30, 1997. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and performance information below are not intended to indicate how the fund will perform in the future.

[data shown in bar chart]
   Calendar Year-By-Year Returns (1)
       1998     -18.90%

       (1 )As of June 30, 1999, the end of the most recent calendar quarter, Emerging Markets' year-to-date return was 43.95%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                          Highest                      Lowest
                          -------                      ------
    Emerging Markets      31.18% (2Q 1999)             -24.62% (3Q 1998)

    The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The Morgan Stanley Capital International Emerging Markets Free Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                                                1 YEAR          LIFE OF FUND(1)
                                                ------          ---------------

     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED JUNE 30, 1999)
     ---------------------------------------------------------
         Emerging Markets                       25.13%             -1.38%

         MSCI Emerging Markets Free Index       28.71%             -8.18%

        (1 )The inception date for Emerging Markets is September 30, 1997.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.


     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     ---------------------------------------------
         Management Fee                                   2.00%(1)

         Distribution and Service (12b-1) Fees            None

         Other Expenses(2)                                0.00%

         Total Annual Fund Operating Expenses             2.00%

        (1 )Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2 )Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, were less than 0.005% for the most recent fiscal year.


Emerging Markets                                                   Fund Profile


           EXAMPLE

             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                     1 year         3 years         5 years        10 years

                     $202            $623           $1,069          $2,305

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.


5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Emerging Markets team:

    MARK S. KOPINSKI, Senior Vice President and Portfolio Manager, has been a member of the team that manages Emerging Markets since its inception in September 1997. He rejoined American Century in April 1997. Before rejoining American Century, he served as Vice President and Portfolio Manager at Federated Investors, Inc. from June 1995 to March 1997. Prior to 1995, he served as Vice President and a member of the team that managed International Growth and International Discovery. He has a bachelor's degree in business administration from Monmouth College and an MA in Asian studies from the University of Illinois.

    MICHAEL J. DONNELLY, Vice President and Portfolio Manager, has been a member of the team that manages Emerging Markets since its inception in September 1997. He joined American Century in August 1997. From 1993 to 1997, he served as Vice President and Portfolio Manager for Federated Investors, Inc. He has a bachelor of arts from Yale University and an MBA in management, international business and international finance from Kellogg Graduate School of Management, Northwestern University. He is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    * Complete and return the enclosed application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $10,000. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Emerging Markets for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.


Emerging Markets                                   American Century Investments


8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Emerging Markets pays distributions of substantially all of its income once a year, usually in December. Distributions from realized capital gains are paid twice a year, usually in March and December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Fund shareholders also may be able to claim a foreign tax credit for any foreign income taxes paid by the fund. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

     * telephone transactions
     * wire and electronic funds transfers
     * 24-hour Automated Information Line transactions
     * 24-hour online Internet account access and transactions

    You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information  contained in the services  guide pertains to  shareholders  who
    invest   directly   with   American   Century   rather   than   through   an
    employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.


Emerging Markets                                               Fund Profile


--------------------------------------------------------------------------------
[american century logo (reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

Visit our Web site at   WWW.AMERICANCENTURY.COM


SH-PRF-16953   9907                                   Funds Distributor, Inc.

[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo (reg.sm)]
American
Century

International Discovery Fund

This profile  summarizes key information  about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

  [photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                                  APRIL 25, 1999

                                                                  INVESTOR CLASS

 You may obtain the Prospectus and other  information  about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
   Investor Centers. See the back cover for additional telephone numbers and our address.


INTERNATIONAL DISCOVERY FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    International Discovery seeks capital growth by investing primarily in equity securities of smaller foreign companies.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers use a growth investment strategy developed by American Century to invest in stocks of smaller foreign companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth. Ideally, the fund managers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

    The managers use a bottom-up approach to select stocks to buy for the fund. That means they first look for strong, growing companies to invest in, rather than allocating investments by country or region or simply buying any company in a growing industry or sector. The fund managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or decide to continue to hold the stocks of companies they believe will be able to sustain their growth and to sell stocks of companies whose growth begins to slow down.

    In addition to locating strong companies with earnings and revenue growth, the fund managers believe that it is important to diversify the fund's holdings across different countries and geographical regions to attempt to manage the risks of an international portfolio. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations, and tax considerations when making investments.

    The fund managers do not attempt to time the market. Instead, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally.

    International Discovery will have at least 65% of its assets invested at all times in equity securities of smaller foreign companies.

    Additional information about International Discovery's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * The value of International Discovery's shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    * As with all funds, at any given time the value of your shares of International Discovery may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    * Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. stocks. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information; less developed trading markets; less developed regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States. In addition, foreign securities are subject to currency risk, meaning that because the fund's


International Discovery                           American Century Investments


    investments are generally held in foreign currencies, the fund could experience gains or losses based solely on a change in the exchange rate between the fund's foreign currencies and the U.S. dollar.

    * Investing in smaller foreign companies presents unique risks in addition to the risks of investing in foreign securities generally. Smaller companies may have limited resources, trade less frequently and have less publicly available information. They also may be more sensitive to changing economic conditions and experience more price volatility.

    In summary, International Discovery is intended for investors who find foreign securities an appropriate investment and who are willing to accept the risk of investing in smaller foreign companies. An investment in the fund is not appropriate for investors who are unable to tolerate fluctuations in the value of their investment.

    Fund Performance

    The following bar chart shows the actual performance of International Discovery's Investor Class shares for each calendar year since the fund's inception on April 1, 1994. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and performance information below are not intended to indicate how the fund will perform in the future.

[data shown in bar chart]
   Calendar Year-By-Year Returns (1)
       1998     17.86%
       1997     17.48%
       1996     31.18%
       1995     9.89%

          (1 )As of June 30, 1999, the end of the most recent calendar quarter, International Discovery's year-to-date return was 20.17%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
                              -------                 ------
    International Discovery   20.49% (1Q 1998)        -19.91% (3Q 1998)


    The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The Morgan Stanley Capital International Europe, Australia, Far East (EAFE) Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                                       1 YEAR      5 YEARS     LIFE OF FUND(1)
                                       ------      -------     ---------------

     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED JUNE 30, 1999)
     ---------------------------------------------------------
         International Discovery       9.41%       19.12%         19.84%

         MSCI EAFE Index               7.62%        8.21%         8.83%


        (1) The inception date for International Discovery is April 1, 1994.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    International Discovery charges a redemption fee of 2.0% of the value of any shares sold within 180 days of their purchase. This redemption fee is retained by the fund. It is intended to discourage short-term investment in the fund as well as decrease the negative impact that short-term investors have on the shareholders remaining in the fund. Otherwise, there are no fees or charges to exchange fund shares into the Investor Class shares of other American Century funds or to redeem your shares.

    The following tables describe the fees and expenses that you will pay if you buy and hold shares of the fund.


     SHAREHOLDER FEES
     (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
     -----------------------------------------
          Redemption Fee

              Shares held less than 180 days               2.0%(1)

              Shares held for 180 days or more             None


        (1 )This redemption fee is retained by the fund.


International Discovery                                           Fund Profile


     ANNUAL FUND OPERATING EXPENSES

    (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

               Management Fee                                        1.64%(1)

               Distribution and Service (12b-1) Fees                 None

               Other Expenses(2)                                     0.00%

               Total Annual Fund Operating Expenses                  1.64%

        (1 )Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2 )Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, were less than 0.005% for the most recent fiscal year.


             EXAMPLE

             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                       1 year        3 years       5 years       10 years

                       $166           $514          $886          $1,929

            Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.


5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the International Discovery team:

    HENRIK  STRABO,   Senior  Vice  President  and  Chief  Investment   Officer,
    International  Equities,  has  been  a  member  of  the  team  that  manages
    International Discovery since its inception in April 1994. He joined American Century in 1993 as an Investment Analyst and was promoted to Portfolio Manager in April 1994. He has a bachelor's degree in business from the University of Washington.

    MARK S. KOPINSKI, Senior Vice President and Portfolio Manager, has been a member of the team that manages International Discovery since rejoining American Century in April 1997. Before rejoining American Century, he served as Vice President and Portfolio Manager at Federated Investors, Inc. from June 1995 to March 1997. Prior to 1995, he served as Vice President and a member of the team that managed International Growth and International Discovery. He has a bachelor's degree in business administration from Monmouth College and an MA in Asian studies from the University of Illinois.

    BRIAN BRADY, Portfolio Manager, has been a member of the team that manages International Discovery since November 1998. He joined American Century in June 1994 as an Investment Analyst and was promoted to Portfolio Manager in November 1998. Prior to joining American Century, he served as a Financial Analyst for Chase Manhattan Bank. He has a bachelor's degree in finance from Georgetown University and an MBA from Columbia University Graduate School of Business.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    * Complete and return the enclosed application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $10,000. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.


International Discovery                             American Century Investments


7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in International Discovery for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

    If you sell shares of International Discovery within 180 days of their purchase, you will pay a redemption fee of 2.0% of the value of the shares sold.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    International Discovery pays distributions of substantially all of its income once a year, usually in December. Distributions from realized capital gains are paid twice a year, usually in March and December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Fund shareholders also may be able to claim a foreign tax credit for any foreign income taxes paid by the fund. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

     * telephone transactions
     * wire and electronic funds transfers
     * 24-hour Automated Information Line transactions
     * 24-hour online Internet account access and transactions

    You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information  contained in the services  guide pertains to  shareholders  who
    invest   directly   with   American   Century   rather   than   through   an
    employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.


International Discovery                                        Fund Profile


--------------------------------------------------------------------------------
[american century logo (reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

Visit our Web site at   WWW.AMERICANCENTURY.COM


SH-PRF-16950   9907                                   Funds Distributor, Inc.